TRADE AND OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Summary of trade and other receivables

	December 31, 2021	December 31, 2020
Trade	$865.3	$668.8
Holdbacks	85.9	80.9
Unbilled revenue	203.6	129.7
Expected credit losses	(20.1)	(12.1)
	$1,134.7	$867.3